Share-Based Payments	6 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
16	SHARE-BASED PAYMENTS

At June 30, 2024, the employee share scheme reserve balance is USD 89,494 (at December 31, 2023: USD 415,573).

The movement of share-based payment reserves during the year is as follows:

Amount
USD

As at January 1, 2023	1,512,490
Share options exercised during the year	(919,916)
Reversal of prior provisions	(536,366)
Share-based payments expense during the year	359,365
At December 31, 2023	415,573

Share options exercised during the period	(183,112)
Reversal of prior provisions	(142,967)
As at June 30, 2024	89,494

Share options outstanding are the follows:

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	Shares options	Shares options

Opening balance as of January 1,	732,513	1,070,999
Granted during the year	-	217,001
Exercised during the year	(169,548)	(555,487)
Ending shares option	562,965	732,513

The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023

Expected weighted average volatility (%)	93%	130%
Probability of no default	92%	92%
Risk-free interest rate	4.38%	4.38%